Unaudited Pro Forma Condensed Consolidated Statement of Operations - USD ($)		9 Months Ended		12 Months Ended
		Sep. 30, 2015		Dec. 31, 2014
Rental income, net		$ 3,602,192		$ 2,620,128	[1]
Operating expenses:
Property operating and maintenance		1,133,704		730,965	[1]
Real estate taxes		546,702		384,877	[1]
Acquisition costs		362,447		454,554	[1]
Depreciation and amortization		848,587		613,572	[1]
General and administration		1,379,431		1,298,513	[1]
Legal and accounting		311,970		272,713	[1]
Interest expense		517,009		194,363	[1]
Total operating expenses		5,099,850		3,949,557	[1]
Net income (loss)		(1,497,658)		(1,329,429)	[1]
Pro Forma [Member]
Rental income, net		5,476,618		6,646,753
Operating expenses:
Property operating and maintenance		1,823,236		2,135,683
Real estate taxes		817,111		966,193
Acquisition costs		362,447		663,128
Depreciation and amortization		1,366,712		1,833,732
General and administration		1,379,431		1,298,513
Legal and accounting		311,970		272,713
Interest expense		736,009		968,363
Total operating expenses		6,796,916		8,138,325
Net income (loss)		(1,320,298)		(1,491,572)
Pro Forma [Member] | Insignificant Purchases And Other [Member]
Rental income, net	[2]			925,507
Operating expenses:
Property operating and maintenance	[2]			350,042
Real estate taxes	[2]			123,046
Acquisition costs				0
Depreciation and amortization	[2]			260,141
General and administration				0
Legal and accounting				0
Interest expense	[3]			774,000
Total operating expenses				1,507,229
Net income (loss)				(581,722)
Jacksonville 53 [Member]
Operating expenses:
Property operating and maintenance				146,504
Real estate taxes				55,286
Total operating expenses				201,790
Net income (loss)				232,355
Jacksonville 53 [Member] | Pro Forma [Member]
Rental income, net		99,740	[4]	434,145	[5]
Operating expenses:
Property operating and maintenance		29,922	[4]	181,236	[5]
Real estate taxes		12,745	[4]	55,286	[5]
Acquisition costs		0	[4]	48,574	[5]
Depreciation and amortization		28,000	[4]	136,100	[5]
General and administration		0	[4]	0	[5]
Legal and accounting		0	[4]	0	[5]
Interest expense		0	[4]	0	[5]
Total operating expenses		70,667	[4]	421,196	[5]
Net income (loss)		29,073	[4]	12,949	[5]
Jacksonville 140 [Member]
Operating expenses:
Property operating and maintenance		395,504		440,960
Real estate taxes		118,336		154,649
Total operating expenses		513,840		595,609
Net income (loss)		372,344		507,081
Jacksonville 140 [Member] | Pro Forma [Member]
Rental income, net		886,184	[6]	1,102,690	[7]
Operating expenses:
Property operating and maintenance		466,398	[6]	529,175	[7]
Real estate taxes		118,336	[6]	154,649	[7]
Acquisition costs		0	[6]	85,000	[7]
Depreciation and amortization		253,875	[6]	338,500	[7]
General and administration		0	[6]	0	[7]
Legal and accounting		0	[6]	0	[7]
Interest expense		0	[6]	0	[7]
Total operating expenses		838,609	[6]	1,107,324	[7]
Net income (loss)		47,575	[6]	(4,634)	[7]
Houston 100 [Member]
Operating expenses:
Property operating and maintenance		131,017		143,712
Real estate taxes		139,328		126,258
Total operating expenses		270,345		269,970
Net income (loss)		618,157		740,892
Houston 100 [Member] | Pro Forma [Member]
Rental income, net	[8]	888,502		1,010,862
Operating expenses:
Property operating and maintenance	[8]	193,212		214,472
Real estate taxes	[8]	139,328		126,258
Acquisition costs	[8]	0		75,000
Depreciation and amortization	[8]	236,250		315,000
General and administration	[8]	0		0
Legal and accounting	[8]	0		0
Interest expense	[8]	0		0
Total operating expenses	[8]	568,790		730,730
Net income (loss)	[8]	319,712		280,132
Other Credit Derivatives [Member] | Pro Forma [Member]
Rental income, net	[9]	0
Operating expenses:
Property operating and maintenance	[9]	0
Real estate taxes	[9]	0
Acquisition costs	[9]	0
Depreciation and amortization	[9]	0
General and administration	[9]	0
Legal and accounting	[9]	0
Interest expense	[9]	219,000
Total operating expenses	[9]	219,000
Net income (loss)	[9]	$ (219,000)
Jacksonville 31 [Member] | Pro Forma [Member]
Rental income, net	[10]			140,410
Operating expenses:
Property operating and maintenance	[10]			44,423
Real estate taxes	[10]			36,753
Acquisition costs	[10]			0
Depreciation and amortization	[10]			38,900
General and administration	[10]			0
Legal and accounting	[10]			0
Interest expense	[10]			0
Total operating expenses	[10]			120,076
Net income (loss)	[10]			20,334
Memphis 60 [Member] | Pro Forma [Member]
Rental income, net	[11]			286,759
Operating expenses:
Property operating and maintenance	[11]			66,022
Real estate taxes	[11]			54,505
Acquisition costs	[11]			0
Depreciation and amortization	[11]			92,400
General and administration	[11]			0
Legal and accounting	[11]			0
Interest expense	[11]			0
Total operating expenses	[11]			212,927
Net income (loss)	[11]			73,832
Memphis 21 [Member] | Pro Forma [Member]
Rental income, net	[12]			126,252
Operating expenses:
Property operating and maintenance	[12]			19,348
Real estate taxes	[12]			30,819
Acquisition costs	[12]			0
Depreciation and amortization	[12]			39,119
General and administration	[12]			0
Legal and accounting	[12]			0
Interest expense	[12]			0
Total operating expenses	[12]			89,286
Net income (loss)	[12]			$ 36,966

[1]	Reflects our historical consolidated statement of operations for the year ended December 31, 2014 included elsewhere in this prospectus.
[2]	To adjust for our acquisition of 106 additional homes acquired in various insignificant acquisitions during the year ended December 31, 2014, not included in the other separately listed acquisitions. Amounts represent estimated revenues and expenses for these homes based on our actual rental income and expenses for these homes, assuming the homes were purchased on December 31, 2013, less revenues and expenses already included in our actual audited results for the year ended December 31, 2014. Depreciation expense is calculated using the straight-line method over the estimated useful life of 27.5 years for the buildings, less depreciation already recorded. Amortization expense on lease intangible costs is recognized using the straight-line method over the life of the leases, less amortization already recorded.
[3]	To adjust for interest expense and amortization of deferred loan fees on $20,064,185 bank loans for the one year period assuming 4.25% annual interest less interest and amortization already included. Note if the interest rate increased 0.125% over the entire period, interest expense over the pro forma period would have increased approximately $25,100.
[4]	Reflects two and one half months estimated rental revenue and expenses for the Jacksonville 53 homes purchased on March 13, 2015 and not included in the historical statement of operations as of September 30, 2015. Rental income and expenses are calculated based on the in place rent roll and our expense experience based on the management of our other Jacksonville properties. Depreciation expense is calculated using the straight-line method over the estimated useful life of 27.5 years for the buildings. Amortization expense on lease intangible costs is recognized using the straight-line method over the life of the lease.
[5]	To adjust for our acquisition of 53 homes in the Jacksonville, Florida area of which 50 homes were purchased on March 13, 2015 and three homes were purchased on April 8, 2015. Amounts represent revenues and expenses incurred by the prior owner of the portfolio during the period January 1, 2014 through December 31, 2014, exclusive of certain revenues and expenses on the basis that they may not be comparable to the revenues and expenses we expect to incur in the future operations of Jacksonville 53 homes. Amounts have been adjusted to include property management costs based on our contractual arrangements. Depreciation expense is calculated using the straight-line method over the estimated useful life of 27.5 years for the buildings. Amortization expense on lease intangible costs is recognized using the straight-line method over the life of the lease.
[6]	To adjust for our proposed acquisition of 140 homes in the Jacksonville, Florida area with a significant portion of the proceeds of this offering. Amounts represent revenues and expenses incurred by the current owner of the portfolio during the period January 1, 2015 through June 30, 2015, exclusive of certain revenues and expenses on the basis that they may not be comparable to the revenues and expenses we expect to incur in the future operations of Jacksonville 140 homes. Amounts have been adjusted to include property management costs based on our contractual arrangements. Depreciation expense is calculated using the straight-line method over the estimated useful life of 27.5 years for the buildings. Amortization expense on lease intangible costs is recognized using the straight-line method over the life of the lease.
[7]	To adjust for our proposed acquisition of 140 homes in the Jacksonville, Florida area with a significant portion of the proceeds of this offering. Amounts represent revenues and expenses incurred by the current owner of the portfolio during the period January 1, 2014 through December 31, 2014, exclusive of certain revenues and expenses on the basis that they may not be comparable to the revenues and expenses we expect to incur in the future operations of Jacksonville 140 homes. Amounts have been adjusted to include property management costs based on our contractual arrangements. Depreciation expense is calculated using the straight-line method over the estimated useful life of 27.5 years for the buildings based on our estimated purchase price allocation. Amortization expense on lease intangible costs is recognized using the straight-line method over the life of the lease.
[8]	To adjust for our proposed acquisition of 100 homes in Houston, Texas with a significant portion of the proceeds of this offering. Amounts represent revenues and expenses incurred by the current owner of the portfolio during the period January 1, 2015 through June 30, 2015, exclusive of certain revenues and expenses on the basis that they may not be comparable to the revenues and expenses we expect to incur in the future operations of Houston 100 homes. Amounts have been adjusted to include property management costs based on our contractual arrangements. Depreciation expense is calculated using the straight-line method over the estimated useful life of 27.5 years for the buildings. Amortization expense on lease intangible costs is recognized using the straight-line method over the life of the lease.
[9]	To adjust for interest expense and amortization of deferred loan fees on $20,064,185 of bank loans for six full months assuming 4.25% annual interest less interest and amortization already included. Note if the interest rate increased 0.125% over the entire period, interest expense over the pro forma period would have increased approximately $18,810.
[10]	To adjust for our acquisition of 31 homes in the Jacksonville, Florida area, of which 29 homes were purchased on July 7, 2014 and two homes were purchased on October 30, 2014. Amounts represent revenues and expenses incurred by the prior owner of the portfolio during the period January 1, 2014 through June 30, 2014, exclusive of certain revenues and expenses on the basis that they may not be comparable to the revenues and expenses we expect to incur in the future operations of Jacksonville 31 homes. Amounts have been adjusted to include property management costs based on our contractual arrangements. Depreciation expense is calculated using the straight-line method over the estimated useful life of 27.5 years for the buildings. Amortization expense on lease intangible costs is recognized using the straight-line method over the life of the lease.
[11]	To adjust for our acquisition of 60 homes in the Memphis, Tennessee area, of which 51 homes were purchased on July 28, 2014, five homes were purchased on September 7, 2014, three homes were purchased on November 4, 2014 and one home was purchased on December 24, 2014. Amounts represent revenues and expenses incurred by the prior owner of the portfolio during the period January 1, 2014 through June 30, 2014, exclusive of certain revenues and expenses on the basis that they may not be comparable to the revenues and expenses we expect to incur in the future operations of Memphis 60 homes. Amounts have been adjusted to include property management costs based on our contractual arrangements. Depreciation expense is calculated using the straight-line method over the estimated useful life of 27.5 years for the buildings. Amortization expense on lease intangible costs is recognized using the straight-line method over the life of the lease.
[12]	To adjust for our acquisition of 21 homes in the Memphis, Tennessee area on November 6, 2014. Amounts represent revenues and expenses incurred by the prior owner of the portfolio during the period January 1, 2014 through September 30, 2014, exclusive of certain revenues and expenses on the basis that they may not be comparable to the revenues and expenses we expect to incur in the future operations of Memphis 21 homes. Amounts have been adjusted to include property management costs based on our contractual arrangements. Depreciation expense is calculated using the straight-line method over the estimated useful life of 27.5 years for the buildings. Amortization expense on lease intangible costs is recognized using the straight-line method over the life of the lease.